Leases (Tables)	12 Months Ended
Dec. 31, 2025
Lessee Disclosure [Abstract]
Summary of Supplemental Information Related to Operating Leases	A summary related to operating leases as of December 31, 2024 and 2025 is as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Operating lease right-of-use assets, net	68,494	46,943
Operating lease liabilities - current	38,113	22,425
Operating lease liabilities - non-current	25,566	18,840
Total operating lease liabilities	63,679	41,265
Weighted average remaining lease term	2.2 years	5.0 years
Weighted average discount rate	3.41%	3.23%

Lease, Cost

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Operating lease expenses	45,328	43,347	41,302
Short-term lease expenses	1,312	1,987	1,124
Variable lease expenses	27,371	22,856	22,426
Total lease expenses	74,011	68,190	64,852
Cash paid for amounts included in the measurement of operating lease liabilities	47,364	45,249	36,803
Right-of-use assets obtained in exchange for operating lease liabilities	61,903	36,209	17,251
Lease liabilities decrease due to early termination	8,933	18,515	4,440

Future Minimum Lease Payments

A summary of maturity of operating lease liabilities under the Group’s non-cancelable operating leases as of December 31, 2025 is as follows:

As of December 31, 2025
RMB
2026	22,690
2027	7,636
2028	3,177
2029	980
2030	980
Thereafter	7,210
Total operating lease liabilities	42,673
Less: interest	(1,408)
Present value of operating lease liabilities	41,265